Shareholder Report, Line Graph (Details) 74200165800_Putnam Sustainable Leaders Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 33,646	$ 32,648	$ 25,130	$ 21,217	$ 26,573	$ 19,013	$ 16,906	$ 14,752	$ 12,370	$ 10,000	$ 38,273
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,114	28,721	23,327	19,610	22,767	15,792	14,824	13,602	11,851	10,000	$ 40,672
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Sustainable Leaders Linked Benchmark
Accumulated Value	38,227	33,193	26,649	22,283	24,930	17,706	16,352	14,784	12,072	10,000	$ 46,761
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 34,556	$ 30,006	$ 24,091	$ 20,144	$ 22,536	$ 16,006	$ 14,889	$ 13,484	$ 11,790	$ 10,000	$ 42,271